BALANCE SHEET COMPONENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capitalized internally developed costs	$ 24,300,000	$ 28,100,000	$ 29,400,000
Internally developed software costs balances	36,100,000	38,900,000
Depreciation and amortization expense	28,800,000	19,100,000	6,300,000
Impairment of internally developed software	$ 3,200,000	$ 2,500,000	$ 3,200,000
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Technology, data and product development	Technology, data and product development	Technology, data and product development
Impairment losses related to property and equipment	$ 0	$ 0	$ 0
Amortization	$ 3,500,000	$ 2,600,000	$ 0